BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies [Abstract]
Basis Of Presentation And Significant Accounting Policies

NOTE 1 – Basis of presentation:

The accompanying unaudited consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments necessary to fairly state the financial position and results of operations of Teva. These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2016, as filed with the Securities and Exchange Commission ("SEC"). Amounts as of December 31, 2016 were derived from the audited balance sheet at that date, but not all disclosures required by generally accepted accounting principles in the United States ("U.S. GAAP") are included. The results of operations for the nine months ended September 30, 2017 include a goodwill impairment charge of $6.1 billion recorded in the second quarter of 2017, and are not indicative of results that could be expected for the entire fiscal year.